Fair Value Measurements (Details 5) - USD ($) $ in Millions		Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial assets:
Cash and cash equivalents		$ 119	$ 222	$ 208	$ 392	$ 413	$ 249
Mortgage loans		809	890		664
Policy loans		203	210		219
Level 1 [Member]
Financial assets:
Cash and cash equivalents		119	222		392
Mortgage loans		0	0		0
Policy loans		0	0		0
Total financial assets not accounted for at fair value		119	222		392
Financial liabilities:
Annuity benefits accumulated	[1]	0	0		0
Total financial liabilities not accounted for at fair value		0	0		0
Level 2 [Member]
Financial assets:
Cash and cash equivalents		0	0		0
Mortgage loans		0	0		0
Policy loans		0	0		0
Total financial assets not accounted for at fair value		0	0		0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0		0
Total financial liabilities not accounted for at fair value		0	0		0
Level 3 [Member]
Financial assets:
Cash and cash equivalents		0	0		0
Mortgage loans		815	892		663
Policy loans		203	210		219
Total financial assets not accounted for at fair value		1,018	1,102		882
Financial liabilities:
Annuity benefits accumulated	[1]	24,813	22,901		19,670
Total financial liabilities not accounted for at fair value		24,813	22,901		19,670
Carrying Value [Member]
Financial assets:
Cash and cash equivalents		119	222		392
Mortgage loans		809	890		664
Policy loans		203	210		219
Total financial assets not accounted for at fair value		1,131	1,322		1,275
Financial liabilities:
Annuity benefits accumulated	[1]	25,564	23,291		20,458
Total financial liabilities not accounted for at fair value		25,564	23,291		20,458
Fair Value [Member]
Financial assets:
Cash and cash equivalents		119	222		392
Mortgage loans		815	892		663
Policy loans		203	210		219
Total financial assets not accounted for at fair value		1,137	1,324		1,274
Financial liabilities:
Annuity benefits accumulated	[1]	24,813	22,901		19,670
Total financial liabilities not accounted for at fair value		$ 24,813	$ 22,901		$ 19,670

[1]	Excludes $199 million, $201 million and $200 million of life contingent annuities in the payout phase at September 30, 2015 (unaudited), December 31, 2014 and 2013, respectively.